Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Distributions in Excess of Net Income [Member]	Non-controlling Interest [Member]	Duke Realty Limited Partnership [Member]	Duke Realty Limited Partnership [Member] Preferred Stock [Member]	Duke Realty Limited Partnership [Member] Common Stock [Member]	Duke Realty Limited Partnership [Member] Limited Partner [Member]	Duke Realty Limited Partnership [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Duke Realty Limited Partnership [Member] Non-controlling Interest [Member]	Duke Realty Limited Partnership [Member] Stockholders' Equity, Total [Member]
Beginning Balance - Partnership at Dec. 31, 2010								$ 2,989,845	$ 904,540	$ 2,046,617	$ 34,894	$ (1,432)	$ 5,226	$ 2,984,619
Beginning Balance - General Partner at Dec. 31, 2010	2,989,903	904,540	2,522	3,573,720	(1,432)	(1,533,740)	44,293
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	96,309					95,565	744	96,309	60,353	35,212	859		(115)	96,424
Other comprehensive income	2,419				2,419			2,419				2,419		2,419
Issuance of Limited Partner Units for acquisition	28,357						28,357	28,357			28,357			28,357
Stock based compensation plan activity	10,855		4	14,041		(3,190)		10,890		10,890				10,890
Conversion of Limited Partner Units			3	3,127		0	(3,130)			3,130	(3,130)
Dividends, Preferred Stock, Cash	(60,353)					(60,353)		(60,353)	(60,353)					(60,353)
Redemption/repurchase of preferred shares	(110,726)	(110,630)		3,700		(3,796)		(110,726)	(110,630)	(96)				(110,726)
Distributions to Partners								(176,593)		(171,867)	(4,726)			(176,593)
Distributions to common shareholders	(171,814)					(171,814)
Contributions from (distributions to) noncontrolling interest, net	(5,292)						(5,292)	(566)					(566)
Ending Balance - Partnership at Dec. 31, 2011								2,779,582	793,910	1,923,886	56,254	987	4,545	2,775,037
Ending Balance - General Partner at Dec. 31, 2011	2,779,658	793,910	2,529	3,594,588	987	(1,677,328)	64,972
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(75,868)					(73,977)	(1,891)	(75,868)	46,438	(120,415)	(2,273)		382	(76,250)
Other comprehensive income	1,704				1,704			1,704				1,704		1,704
Issuance of common shares	314,823		227	314,596
Capital Contribution from the General Partner								314,823		314,823				314,823
Stock based compensation plan activity	6,432		13	9,395		(2,976)		6,457		6,457				6,457
Conversion of Limited Partner Units			25	29,188			(29,213)			29,213	(29,213)
Dividends, Preferred Stock, Cash	(46,438)					(46,438)		(46,438)	(46,438)					(46,438)
Redemption/repurchase of preferred shares	(168,272)	(168,272)		5,730		(5,730)		(168,272)	(168,272)					(168,272)
Distributions to Partners								(185,299)		(182,008)	(3,291)			(185,299)
Distributions to common shareholders	(181,892)					(181,892)
Contributions from (distributions to) noncontrolling interest, net	2,179						2,179	5,470					5,470
Buyout of noncontrolling interests	(6,208)					(4,865)	(1,343)	(6,208)		(4,865)	(94)		(1,249)	(4,959)
Ending Balance - Partnership at Dec. 31, 2012								2,625,951	625,638	1,967,091	21,383	2,691	9,148	2,616,803
Ending Balance - General Partner at Dec. 31, 2012	2,626,118	625,638	2,794	3,953,497	2,691	(1,993,206)	34,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	196,549					190,592	5,957	196,549	31,616	158,976	2,094		3,863	192,686
Other comprehensive income	1,428				1,428			1,428				1,428		1,428
Issuance of common shares	649,690		462	649,228
Capital Contribution from the General Partner								649,690		649,690				649,690
Stock based compensation plan activity	9,656		8	11,976		(2,328)		9,656		9,656				9,656
Conversion of Limited Partner Units				331			(331)			331	(331)
Dividends, Preferred Stock, Cash	(31,616)					(31,616)		(31,616)	(31,616)					(31,616)
Redemption/repurchase of preferred shares	(177,955)	(177,955)		5,932		(5,932)		(177,955)	(177,955)					(177,955)
Distributions to Partners								(223,362)		(220,374)	(2,988)			(223,362)
Distributions to common shareholders	(220,297)					(220,297)
Contributions from (distributions to) noncontrolling interest, net	(8,944)						(8,944)	(5,956)					(5,956)
Ending Balance - Partnership at Dec. 31, 2013								3,044,385	447,683	2,565,370	20,158	4,119	7,055	3,037,330
Ending Balance - General Partner at Dec. 31, 2013	$ 3,044,629	$ 447,683	$ 3,264	$ 4,620,964	$ 4,119	$ (2,062,787)	$ 31,386